UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10561
                                                     ---------

                          DB Hedge Strategies Fund, LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               25 Deforest Avenue
                                Summit, NJ 07901
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     John H. Kim, Director & Senior Counsel
                            Deutsche Asset Management
                               25 Deforest Avenue
                                Summit, NJ 07901
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 908-608-3160
                                                            ------------
                     Date of fiscal year end: March 31, 2004
                                              --------------
                  Date of reporting period: September 30, 2003
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                          DB HEDGE STRATEGIES FUND LLC

                        FINANCIAL STATEMENTS (UNAUDITED)


                   For the six months ended September 30, 2003

                          DB Hedge Strategies Fund LLC

                        Financial Statements (unaudited)

                   For the six months ended September 30, 2003





                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital.......................   1
Schedule of Investments.....................................................   2
Statement of Operations.....................................................   3
Statement of Changes in Members' Capital....................................   4
Statement of Cash Flows.....................................................   5
Financial Highlights........................................................   6
Notes to Financial Statements...............................................   8

                          DB Hedge Strategies Fund LLC

              Statement of Assets, Liabilities and Members' Capital
                                   (unaudited)
                               September 30, 2003


ASSETS
Investments in investment funds, at net asset value (cost $37,750,000)                   $      40,690,884
Cash and cash equivalents                                                                        1,114,589
Investment funds paid in advance                                                                 2,250,000
Receivable for investment funds sold                                                               171,507
Prepaid expenses                                                                                    41,285
Receivable from Adviser                                                                             31,000
Interest receivable                                                                                    346
Other receivable                                                                                       205
                                                                                       --------------------
         TOTAL ASSETS                                                                           44,299,816
                                                                                       --------------------

LIABILITIES
Subscriptions received in advance                                                                2,198,205
Professional fees payable                                                                          529,066
Management fee payable                                                                              62,508
Administration fees payable                                                                         48,611
Investor services fees payable                                                                      13,388
Custodian fees payable                                                                                 798
Other accrued expense                                                                               26,000
                                                                                       --------------------
         TOTAL LIABILITIES                                                                       2,878,576
                                                                                       --------------------

MEMBERS' CAPITAL                                                                         $      41,421,240
                                                                                       ====================

MEMBERS' CAPITAL
Represented by:
Units (150,000 units authorized; 37,706.67 units outstanding)                            $      39,276,966
Accumulated net realized loss                                                                      (10,511)
Accumulated net investment loss                                                                   (786,099)
Net unrealized appreciation on investments                                                       2,940,884
                                                                                       --------------------
         MEMBERS' CAPITAL                                                                $      41,421,240
                                                                                       ====================


NET ASSET VALUE PER UNIT                                                                 $        1,098.51
                                                                                       ====================



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                          DB Hedge Strategies Fund LLC

                             Schedule of Investments
                                   (unaudited)
                               September 30, 2003

                                                                                                        % OF MEMBERS'
INVESTMENT FUND                                                COST             FAIR VALUE                 CAPITAL
---------------                                                ----             ----------                 -------
Alta Partners, L.P.                                     $   1,000,000     $        1,382,849                3.3%
Amaranth Partners L.L.C.                                    2,000,000              2,271,230                5.5%
Argus Healthcare Partners, L.P.                             1,500,000              1,601,933                3.9%
Aristeia Partners, L.P.                                     1,000,000              1,137,365                2.7%
Avenue Asia Investments, L.P.                               2,000,000              2,285,408                5.5%
Bedford Falls Investors, L.P.                               2,000,000              2,057,489                5.0%
Brencourt Arbitrage, L.P.                                   1,250,000              1,281,584                3.1%
Elm Ridge Capital Partners, L.P.                            2,000,000              2,164,643                5.2%
Endeavour Capital Partners L.P.                             1,500,000              1,619,456                3.9%
Feingold O'Keefe Capital I, L.P.                            2,000,000              2,032,159                4.9%
Jana Partners, L.P.                                         1,250,000              1,683,588                4.1%
Japan Long Short Partners, L.P.                             1,250,000              1,561,351                3.8%
Metacapital Fixed Income Relative Value Fund, L.P.          1,000,000              1,138,168                2.8%
Miramar Capital Partners, L.P.                              1,750,000              1,460,354                3.5%
Pimco Global Relative Value Fund LLC                        1,000,000              1,004,330                2.4%
Safe Harbor Fund, L.P.                                      1,000,000                423,245                1.0%
Seligman Tech Spectrum Fund LLC                             1,750,000              1,829,233                4.4%
Special K Capital II, L.P.                                  1,750,000              1,902,377                4.6%
SV Tiger Precious LP                                        2,000,000              2,124,195                5.1%
Taconic Capital Partners L.P.                               1,500,000              1,571,713                3.8%
Theorema Europe Fund, Ltd.                                  2,000,000              2,051,239                5.0%
Tiburon Fund, L.P.                                          1,000,000              1,088,261                2.6%
Van Eck Hard Assets L.P.                                    2,000,000              2,144,196                5.2%
Vega Relative Value Fund Limited                              750,000                964,999                2.3%
Vega Select Opportunities Fund Limited                      1,500,000              1,909,519                4.6%
                                                 ---------------------------------------------------------------------------
     Total                                              $  37,750,000             40,690,884               98.2%
                                                 =======================

Other Assets, less Liabilities                                                       730,356                1.8%
                                                                        ----------------------------------------------------

Members' Capital                                                           $      41,421,240              100.0%
                                                                        ====================================================



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                          DB Hedge Strategies Fund LLC

                             Statement of Operations
                                   (unaudited)
                   For the six months ended September 30, 2003


INVESTMENT INCOME
   Interest                                                                                        $         3,937
                                                                                                ----------------------

EXPENSES
   Management fees                                                         $         340,073
   Professional fees                                                                 136,045
   Administration fees                                                                87,198
   Printing fees                                                                      27,273
   Registration fees                                                                  26,900
   Directors fees and expenses                                                        26,000
   Insurance fees                                                                     20,000
   Investor services fees                                                             15,638
   Custodian fees                                                                      4,770
   Other expenses                                                                        250
                                                                           ---------------------
       Total expenses                                                                684,147

   Management fees waived by Adviser                                                (299,314)
                                                                           ---------------------
       Net expenses                                                                  384,833

       NET INVESTMENT LOSS                                                                                (380,896)
                                                                                                ----------------------
                                                                                                ----------------------

GAIN FROM INVESTMENT FUND TRANSACTIONS
       Net realized gain from investment funds redeemed                               28,449
       Net unrealized appreciation on investment funds                             2,254,190
                                                                           ---------------------
NET GAIN FROM INVESTMENT FUND TRANSACTIONS                                                               2,282,639
                                                                                                ----------------------

       NET INCREASE IN MEMBERS' CAPITAL FROM OPERATIONS                                            $     1,901,743
                                                                                                ======================



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                          DB Hedge Strategies Fund LLC

                    Statements of Changes in Members' Capital
                                   (unaudited)





                                                                                                             PERIOD FROM JUNE 28,
                                                                                                              2002 (COMMENCEMENT
                                                                                                                OF OPERATIONS)
                                                                                                                    THROUGH
                                                                                     SIX MONTHS ENDED           MARCH 31, 2003
                                                                                    SEPTEMBER 30, 2003
                                                                                 --------------------------  ----------------------
 FROM INVESTMENT ACTIVITIES
   Net investment loss                                                             $       (380,896)           $       (405,203)
   Net realized gains/(losses) from investment funds redeemed                                28,449                     (38,960)
   Net unrealized appreciation on investment funds                                        2,254,190                     686,694
                                                                                 --------------------------  ----------------------
       NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                           1,901,743                     242,531

 FROM MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions (units purchased 11,976.22  and  25,730.45*,
       respectively)                                                                     12,776,952                  25,300,014
                                                                                 --------------------------  ----------------------

       NET CHANGE IN MEMBERS' CAPITAL                                                    14,678,695                  25,542,545

 Members' capital at beginning of period                                                 26,742,545                   1,200,000
                                                                                 --------------------------  ----------------------

 Members' capital at end of period                                                 $     41,421,240            $     26,742,545
                                                                                 ==========================  ======================


* Units purchased reflect an adjustment for a reverse split effective October 1, 2002 which reduced the number of Units outstanding by 747.75.




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                          DB Hedge Strategies Fund LLC

                             Statement of Cash Flows
                                   (unaudited)
                   For the six months ended September 30, 2003


CASH FLOWS FROM OPERATING ACTIVITIES
   Net investment loss                                                                     $       (380,896)
   Adjustments  to reconcile net  investment  loss to net cash used in operating activities:
       Purchases of investment funds                                                            (15,750,000)
       Increase in investment funds paid  in advance                                             (1,000,000)
       Sales of investment funds                                                                  1,278,449
       Decrease in receivable for investment funds sold                                             904,346
       Decrease in receivable from Adviser                                                          359,157
       Increase in other receivables                                                                   (205)
       Increase in prepaid expenses                                                                 (24,828)
       Decrease in interest receivable                                                                  878
       Increase in professional fees payable                                                        111,296
       Increase in management fee payable                                                            62,508
       Decrease in administration fees payable                                                      (46,203)
       Increase in investor services fees payable                                                     8,888
       Decrease in custodian fees payable                                                            (2,367)
       Decrease in other accrued expenses                                                           (13,852)
                                                                                         ----------------------

         NET CASH USED IN OPERATING ACTIVITIES                                                  (14,492,829)
                                                                                         ----------------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Capital contributions (including subscriptions received in advance)                           14,455,092
                                                                                         ----------------------

NET DECREASE IN CASH                                                                                (37,737)

Cash and cash equivalents at beginning of period                                                  1,152,326
                                                                                         ----------------------

Cash and cash equivalents at end of period                                                 $      1,114,589
                                                                                         ======================




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                          DB Hedge Strategies Fund LLC

                              Financial Highlights
                                   (unaudited)

                                                                                                              PERIOD FROM JUNE 28,
                                                                                                               2002 (COMMENCEMENT
                                                                                                                 OF OPERATIONS)
                                                                                                                     THROUGH
                                                                                      SIX MONTHS ENDED           MARCH 31, 2003
                                                                                     SEPTEMBER 30, 2003
                                                                                  --------------------------  ----------------------

     PER UNIT OPERATING PERFORMANCE:

     Net asset value, beginning of period                                                    $1,039.33               $1,030.83 *

     Income (loss) from investment operations:

         Net investment loss                                                                    (11.76)                 (16.36)

         Net realized gain and unrealized appreciation on investment fund
         transactions                                                                            70.94                   24.86
                                                                                  --------------------------------------------------

     Total from investment operations                                                            59.18                    8.50
                                                                                  --------------------------------------------------


     Net asset value, end of period                                                          $1,098.51               $1,039.33
                                                                                  ==================================================


* On October 1, 2002, the net asset value per Unit was recast to $1,000.00 from $970.09. At that date, for every Unit owned, the Member holdings was reduced to ..97009 Units. The above beginning of period net asset value is the equivalent price given the revised number of Units.




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                          DB Hedge Strategies Fund LLC

                                   (unaudited)



RATIOS AND OTHER FINANCIAL HIGHLIGHTS





                                                                                                           PERIOD FROM JUNE 28,
                                                                                                           2002 (COMMENCEMENT OF
THE FOLLOWING  REPRESENTS  THE RATIOS TO AVERAGE NET ASSETS                      SIX MONTHS ENDED           OPERATIONS) THROUGH
AND OTHER  FINANCIAL HIGHLIGHTS INFORMATION FOR THE PERIOD:                     SEPTEMBER 30, 2003            MARCH 31, 2003
                                                                            ----------------------------  ------------------------
       Ratios to average net assets:


         Net investment loss (a) (b) (c)                                           (2.19%)                        (2.14%)

         Net expenses (a) (b) (c)                                                   2.20%                          2.20%


     Total return                                                                   5.69%                          0.82%

     Portfolio turnover rate
                                                                                    4%                            25%
     Members' capital, end of period (thousands)                                  $41,421                      $26,743

(a)  Annualized.
(b) The Adviser waived $299,314 of fees for the six months ended September 30, 2003. The net investment loss ratio would have been 1.72% greater and the total expenses ratio would have been 1.72% greater on an annualized basis had these fees not been waived by the Adviser. The Adviser waived and/or reimbursed $728,932 of fees and expenses for the period ended March 31, 2003. The net investment loss ratio would have been 3.85% greater and the total expenses ratio would have been 3.85% greater on an annualized basis had these fees and expenses not been waived/reimbursed by the Adviser.
(c) Expense ratios for the underlying Investment Funds are not included in the expense ratio.

The above ratios and total returns are calculated for all Members taken as a whole. An individual investor's return may vary from these returns based on the timing of capital contributions.




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

DB HEDGE STRATEGIES FUND LLC
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

DB Hedge Strategies Fund LLC (the "Fund") was organized as a Delaware limited liability company on October 23, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's units (the "Units") are registered under the Securities Act of 1933, as amended (the "1933 Act"), but are subject to substantial limits on transferability and resale. The Fund's investment objective is to seek attractive risk-adjusted rates of return. The Fund seeks to achieve its objective by investing substantially all of its assets in the securities of privately placed investment vehicles, typically referred to as hedge funds ("Investment Funds"), that pursue a variety of "absolute return" investment strategies. The Investment Funds in which the Fund invests may pursue various investment strategies and are subject to special risks. The Fund commenced operations on June 28, 2002.

The Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Fund on behalf of the members (the "Members"). At least a majority of the board are and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Fund.

DB Investment Managers, Inc. (the "Adviser") serves as the investment adviser of the Fund subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the "Investment Management Agreement"). Pursuant to the Investment Management Agreement, the Adviser provides the Fund with ongoing investment guidance, policy direction, and monitoring of the Fund. The Adviser is an indirect wholly owned subsidiary of Deutsche Bank AG ("Deutsche Bank"), an international commercial and investment banking group, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended ("Advisers Act"). At September 30, 2003, Deutsche Asset Management, Inc. (an affiliate of the Adviser) had a capital balance in the Fund of $26,641,462.

Generally, initial and additional applications for interests by eligible investors may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any applications for interests in the Fund. The Fund from time to time may offer to repurchase Units. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion. A Member's interest in the Fund can only be transferred or assigned with the written consent of the Board, which may be withheld in its sole discretion.

DB HEDGE STRATEGIES FUND LLC
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2.   SIGNIFICANT ACCOUNTING POLICIES

A.   PORTFOLIO VALUATION

The net asset value of the Fund is determined by or at the direction of the Adviser as of the last business day of each month within 10 business days of the last day of the month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

The net asset value per Unit of the Fund equals the net asset value of the Fund divided by the number of outstanding Units. The Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in an Investment Fund represents the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund's interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the unlikely event that an Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well any other relevant information available at the time the Fund values its portfolio. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost, unless information available at the time of distribution provides for a different treatment.


B.  INCOME RECOGNITION AND SECURITY TRANSACTIONS

Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

DB HEDGE STRATEGIES FUND LLC
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C.       FUND COSTS

The Fund bears all expenses incurred in its business other than those that the Adviser assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

No provision for organizational or offering costs has been made, as the Adviser has committed to paying these costs directly.

D.   INCOME TAXES

The Fund intends to operate and has elected to be treated as a partnership for Federal tax purposes. Accordingly, no provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

E.   CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of monies on deposit at PNC Bank, N.A. The Fund treats all financial instruments that mature within three months as cash equivalents.

F.   USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

DB HEDGE STRATEGIES FUND LLC
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


3.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Adviser provides certain management and administration services to the Fund, including, among other things, providing office space and other support services. In consideration for such management services, the Fund pays the Adviser a monthly management fee (the "Management Fee") at an annual rate of 1.95% of the Fund's month end net assets, including assets attributable to the Adviser (or its affiliates) and before giving effect to any repurchases by the Fund. The management fee accrues monthly and is payable at the end of each quarter. Management fees for the period were $340,073, of which $62,508 was payable at September 30, 2003.

The Fund pays the Adviser an administrative servicing fee at the annual rate of ..50% of the Fund's month end net assets, including assets attributable to the Adviser (or its affiliates) and before giving effect to any repurchases by the Fund. Administration fees for the period were $87,198, of which $48,611 was payable at September 30, 2003.

The Adviser has contractually agreed to waive its fees and/or reimburse the Fund's expenses to the extent necessary so that the Fund's annualized expenses do not exceed 2.20% ("Expense Limitation Agreement") during the period through September 3, 2004. For the period from March 31, 2003 to September 30, 2003, the Adviser waived management fees of $299,314.

In accordance with the terms of the administration agreement ("Administration Agreement") and with the approval of the Fund's Board, the Adviser has engaged PFPC, Inc. (an affiliate of PNC Bank, N.A.) ("PFPC") to serve as the Fund's sub-administrator pursuant to the sub-administration agreement between PFPC and the Adviser ("Sub-Administration Agreement"). Under the Sub-Administration Agreement, PFPC provides administrative and accounting services to the Administrator. As compensation for these services, the Adviser pays PFPC a fee or fees as may be agreed to in writing by the Adviser and PFPC at no additional cost to the Fund.

The Fund has entered into an investor services agreement with PFPC, whereby PFPC provides investor services and transfer agency functions for the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC a fee for services rendered.

DB HEDGE STRATEGIES FUND LLC
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


3.       MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

The Adviser has also retained one of its affiliates, Investment Company Capital Corporation ("ICCC"), to provide sub-administration services pursuant to the Board services agreement. Under this agreement, ICCC, among other things: drafts Board agendas and resolutions; prepares Board materials; communicates with the Directors; and drafts Board-meeting minutes. For the services performed by ICCC pursuant to this Agreement, the Adviser compensates ICCC at no additional expense to the Fund.

Each Board member who is not an employee of the Adviser, or one of its affiliates, receives an annual retainer of $8,000 plus a fee for each meeting attended. The chairman of the audit committee also receives an additional annual fee of $2,000. These Board members are also reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts incurred related to Board members meetings by the Fund for the period ended September 30, 2003 were $26,000.

PFPC Trust Company (also an affiliate of PNC Bank, N.A.) serves as custodian of the Fund's assets and provides custodial services to the Fund.

Under the terms of an investor servicing agreement (the " Underwriting Agreement") between the Fund and Scudder Distributors, Inc. (the "Distributor"), the Distributor is authorized to retain brokers, dealers and certain financial advisers ("Investor Service Providers") to provide ongoing investor services and account maintenance services to Members that are their customers. The Distributor bears all of its expenses of providing distribution services as described under the Underwriting Agreement.

4.   SECURITY TRANSACTIONS

Aggregate purchases of Investment Funds amounted to $15,750,000 and aggregate sales of Investment Funds amounted to $1,278,449 for the six months ended September 30, 2003.

At September 30, 2003, the estimated cost of investments for Federal income tax purposes was $36,783,286. As of that date, net unrealized appreciation on investments was estimated to be $3,907,598, made up of gross unrealized appreciation on investments of $4,827,340 and gross unrealized depreciation on investments of $919,742.

DB HEDGE STRATEGIES FUND LLC
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


5.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

6.       CONCENTRATION OF RISK

The Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks relating to the limited liquidity of the Units.

7.   INVESTMENTS IN INVESTMENT FUNDS

As of September 30, 2003, the Fund had investments in Investments Funds, none of which were related parties. The Fund's investments at September 30, 2003 are summarized below based on the investment objectives of each specific Investment Fund.

         INVESTMENT OBJECTIVE                   COST                   VALUE
         --------------------                   -----                  -----
         Event Driven             $        10,500,000    $         11,130,731
         Global Macro                       1,500,000               1,909,519
         Long/Short Equity                 17,000,000              18,240,187
         Relative Value                     8,750,000               9,410,447
                                -----------------------------------------------

         TOTAL                    $        37,750,000    $         40,690,884
                                ===============================================

DB HEDGE STRATEGIES FUND LLC
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


8.       GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

In November 2002, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS, AN INTERPRETATION OF FASB STATEMENTS NO. 5, 57, AND 107 AND RESCISSION OF FASB
INTERPRETATION NO. 34 ("FIN 45"). FIN 45 requires certain disclosure that improves the transparency of the financial statement information about a guarantor's obligations and liquidity risks related to guarantees issued. In the normal course of business, the Fund enters into contracts that contain a variety of warranties and representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.


9.   SUBSEQUENT EVENTS

The Fund received contributions from unaffiliated Members totaling $2,198,205 on September 30, 2003, which became effective on October 1, 2003. This amount is reflected as subscriptions received in advance on the statement of assets, liabilities and members' capital.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 10. Exhibits.

         (a)(1)   Not applicable.

         (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

         (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) DB Hedge Strategies Fund, LLC
             -------------------------------------------------------------------
By (Signature and Title)*  /s/ Richard T. Hale
                           -----------------------------------------------------
                                    Richard T. Hale, President
                                    (principal executive officer)

Date                       December 8, 2003
                           -----------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Richard T. Hale
                           -----------------------------------------------------
                                    Richard T. Hale, President
                                    (principal executive officer)

Date                       December 8, 2003
--------------------------------------------------------------------------------

By (Signature and Title)*  /s/ Alexandra Toohey
                           -----------------------------------------------------
                                    Alexandra Toohey, Treasurer
                                    (principal financial officer)

Date                       December 4, 2003
--------------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.